Commitments and Contingencies (Schedule of Operating Commitments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Bandwidth leasing [Member]
Operating Commitments [Line Items]
2018	$ 2,048
2019	140
2020 and thereafter	75
Total minimum payments required	2,263
Office rental [Member]
Operating Commitments [Line Items]
2018	2,859
2019	2,279
2020 and thereafter	850
Total minimum payments required	5,988
Fees for operating rights of licensed games in development [Member]
Operating Commitments [Line Items]
2018	2,447
2019	0
2020 and thereafter	0
Total minimum payments required	2,447
Others [Member]
Operating Commitments [Line Items]
2018	267
2019	1
2020 and thereafter	0
Total minimum payments required	$ 268